Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Payments of stock issuance costs	$ 849,858